INTERBANK BORROWINGS (Details 1) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Interbank borrowings	$ 1,788,626	$ 1,698,357
Loans From Financial Institutions And The Central Bank Of Chile [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		5
Loans From Financial Institutions And The Central Bank Of Chile [Member] | Borrowings And Other Obligations [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		$ 5